Business Combinations (Acquisition Completed in 2010 - Goldcool) (Narrative) (Details) (Goldcool [Member], CNY) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Total purchase consideration		120,000
Weighted average amortization period for identifiable intangible assets acquired	7 years 2 months 12 days
Goodwill		25,077
Purchased In-progress Research and Development with Indefinite Life [Member]
Business Acquisition [Line Items]
Acquired indefinite-lived intangible asset, amount		23,870